Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

  8 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has two office premises operating lease agreements with lease terms of three years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year or less.

As of December 31, 2024, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term
Office premise – Block 1090	3 years
Office premise – Block 1092	3 years

  (a) Amount recognized in the consolidated balance sheets:

	As of December 31,
	2023	2024	2024
	S$	S$	US$
Operating lease
Operating lease right-of-use assets	72,286	30,940	22,745

Operating lease liabilities
Current	43,458	35,812	26,327
Non-current	35,812	-	-
	79,270	35,812	26,327

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$

Operating lease cost
Operating lease expense	32,043	46,402	44,185	32,482

Finance lease cost
Amortization of right-of-use assets	4,560	-	-	-
Interest of lease liabilities	175	-	-	-

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  (c) Supplemental cash flow information related to leases is as follows:

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$

Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating leases	32,043	46,402	44,185	32,482
Cash flows from finance lease	6,376	-	-	-

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2024 were as follows:

	Minimum lease payment
	2024	2024
Twelve months ending December 31,	S$	US$
2025	36,421	26,775
Total future minimum lease payments	36,421	26,775
Less imputed interest	(609)	(448)
Present value of operating lease liabilities	35,812	26,327
Less: current portion	(35,812)	(26,327)
Long-term portion	-	-

The following summarizes other supplemental information about the Company’s lease as of December 31:

	As of December 31,
	2023	2024
Weighted average discount rate
Operating leases	5.25%	5.25%

Weighted average remaining lease term
Operating leases	1 year 9 months	9 months

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS